Investments - Non-controlling interest (Details) R$ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 BRL (R$)	Dec. 31, 2021 BRL (R$)
Business combinations
Shareholders' equity of the acquired companies, attributed to non-controlling companies		R$ 45,002	R$ 9,016
Dracares
Business combinations
Shareholders' equity of the acquired companies, attributed to non-controlling companies	$ 9,389	9,389
Ownership interest	49.00%
Flyone
Business combinations
Shareholders' equity of the acquired companies, attributed to non-controlling companies		22,067
Ownership interest	49.00%
RG Consultoria
Business combinations
Shareholders' equity of the acquired companies, attributed to non-controlling companies		1,532
Ownership interest	49.00%
Bioenv
Business combinations
Shareholders' equity of the acquired companies, attributed to non-controlling companies		1,181
Ownership interest	49.00%
ControlPar Participaes S.A.
Business combinations
Shareholders' equity of the acquired companies, attributed to non-controlling companies		R$ 10,833	R$ 8,566
Ownership interest	49.00%